Financial risk management - Disclosure of Fair Value Measurement of Assets and Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Total assets	€ 1,169,978	€ 1,090,646
Total liabilities	1,025,802	1,020,322
Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	5,639	9,191
Total liabilities	4,701	4,294
Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	2,542	3,309
Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	388	582
Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	181	281
Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		122
Recurring fair value measurement | Derivatives | Financial asset at fair value through OCI
Disclosure of financial liabilities [line items]
Total liabilities	1,590
Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets		4,995
Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	2,888	1,684
Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	2,751	2,512
Level 1 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	2,751	2,512
Total liabilities	388	582
Level 1 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	388	582
Level 1 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		0
Level 1 | Recurring fair value measurement | Derivatives | Financial asset at fair value through OCI
Disclosure of financial liabilities [line items]
Total liabilities	0
Level 1 | Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets		0
Level 1 | Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 1 | Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	2,751	2,512
Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	2,888	1,684
Total liabilities	1,771	403
Level 2 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	181	281
Level 2 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		122
Level 2 | Recurring fair value measurement | Derivatives | Financial asset at fair value through OCI
Disclosure of financial liabilities [line items]
Total liabilities	1,590
Level 2 | Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets		0
Level 2 | Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	2,888	1,684
Level 2 | Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 3 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	0	4,995
Total liabilities	2,542	3,309
Level 3 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	2,542	3,309
Level 3 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities		0
Level 3 | Recurring fair value measurement | Derivatives | Financial asset at fair value through OCI
Disclosure of financial liabilities [line items]
Total liabilities	0
Level 3 | Recurring fair value measurement | Other investments | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets		4,995
Level 3 | Recurring fair value measurement | Derivatives | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0	0
Level 3 | Recurring fair value measurement | Pledged assets for endowment | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets	€ 0	€ 0